Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS:
Goodwill and intangible assets are comprised of the following:

	2017
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$78.6	$55.4	$23.2

Intellectual property	$111.3	$111.3	$—
Other intangible assets	237.0	226.6	10.4
Computer software assets	285.3	274.1	11.2
	$633.6	$612.0	$21.6

	2018
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$253.8	$55.4	$198.4

Intellectual property	$111.3	$111.3	$—
Other intangible assets	508.0	238.2	269.8
Computer software assets	290.1	276.3	13.8
	$909.4	$625.8	$283.6
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2017	$23.2	$15.9	$9.6	$48.7
Additions	—	—	4.9	4.9
Amortization	—	(5.5)	(3.4)	(8.9)
Foreign exchange and other	—	—	0.1	0.1
Balance — December 31, 2017	23.2	10.4	11.2	44.8
Additions	—	—	3.3	3.3
Acquisitions through business combinations (note 3)	175.2	271.0	3.0	449.2
Amortization	—	(11.6)	(3.8)	(15.4)
Foreign exchange and other	—	—	0.1	0.1
Balance — December 31, 2018	$198.4	$269.8	$13.8	$482.0

We review the carrying amount of goodwill and intangible assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. In addition to an assessment of triggering events during the year, we conduct an annual goodwill impairment assessment (Annual Impairment Assessment) of CGUs with goodwill in the fourth quarter of the year. We recorded no impairment charges against goodwill or intangible assets in 2018, or as a result of our 2018 Annual Impairment Assessment, as the recoverable amount of such assets and CGUs exceeded their respective carrying values as of December 31, 2018. We also recorded no impairment charges against goodwill or intangible assets in 2017 or 2016. See note 8 for a discussion of write-downs of our solar panel manufacturing equipment (in our ATS segment) in each of 2017 and 2016 (recorded through restructuring charges).
For our Annual Impairment Assessments, we used cash flow projections based primarily on our plan for the following year and, to a lesser extent, on our three-year strategic plan and other financial projections. Our plans, which are primarily based on financial projections submitted by our subsidiaries along with input from our customer teams, are reviewed by various levels of management as part of our annual planning cycle. The plan for 2019 (used for our 2018 Annual Impairment Assessment) was approved by management and presented to our Board of Directors in December 2018.
The process of determining the recoverable amount of a CGU is subjective and requires management to exercise significant judgment in estimating future growth, profitability, and discount and terminal growth rates, among other factors. The assumptions used in our 2018 Annual Impairment Assessment were determined based on past experiences adjusted for expected changes in future conditions. Where applicable, we also engaged independent brokers to obtain market prices to estimate our real property and other asset values. For our 2018 Annual Impairment Assessment, we used cash flow projections over periods ranging from 4 to 5 years, and applied a perpetuity growth rate of 2% thereafter (consistent with long-term inflation guidance).
Our goodwill balance at December 31, 2018 was $198.4 (December 31, 2017 — $23.2; December 31, 2016 — $23.2). Our capital equipment CGU consists of $111.2 of goodwill attributable to our acquisition of Impakt in November 2018 and $19.5 attributable to prior acquisitions. Our A&D CGU consists of goodwill of $3.7 attributable to our November 2016 Karel acquisition. Our Atrenne CGU consists of goodwill of $64.0 attributable to our April 2018 Atrenne acquisition. See note 3 for further details.
We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital equipment CGU	A&D CGU	Atrenne CGU
Annual revenue growth rate(1)	2018 — 4% over 5 year period; 2017 — 9% over 6 year period; 2016 — 7% over 7 year period	2018 — modest growth over 5 year period; 2017 — modest growth over 4 year period; 2016 — N/A	2018 — 12% over 4 year period; 2017 and 2016 — N/A
Average annual margins	2018 — above company margins; 2017 and 2016 — slightly above company margins	2018 — slightly above company margins; 2017 — used company margins; 2016 — N/A	2018 — above company margins; 2017 and 2016 — N/A
Discount rate	2018 —13%; 2017 and 2016 —17%	2018 — 11%; 2017 — 9%; 2016 — N/A	2018 — 13%; 2017 and 2016 — N/A
(1) Supported by new business awarded in recent years, and the expectation of future new business awards.

In our 2018 Annual Impairment Assessment, we did not identify any key assumptions where a reasonable possible change would result in material impairments to the goodwill of any of the above mentioned CGUs. Future events and market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows. Failure to realize the assumed revenues at an appropriate profit margin of a CGU could result in impairment losses in such CGU in future periods.